Taxes on income	12 Months Ended
Dec. 31, 2022
Taxes on income
Taxes on income

22. Taxes on income

22.1Income tax expense

Income tax expense include current and deferred income taxes as follows:

in EUR	2022	2021	2020
Current tax expense	1,816,531	1,776,180	2,275,672
Adjustments in respect of current income tax of previous year	—	—	86,252
Deferred income tax charge / (benefit)	337,057	(559,273)	(385,434)
Income tax expense	2,153,588	1,216,908	1,976,490

Both VIA AG and VIA optronics GmbH are subject to corporate income tax and trade tax in Germany. The statutory corporate income tax rate of VIA AG in 2022, 2021 and 2020 is 15.0% plus solidarity surcharge of 5.5% thereon (15.82% in total). The municipal trade tax in 2022 is approximately 16.35%.

For the year ending December 31, 2022, the statutory German corporate income tax rate applicable to VIA optronics GmbH is 32.17% (2021: 32.17%, 2020: 32.17%). It consists of the corporate income tax rate of 15.0% plus solidarity surcharge of 5.5% and the variable municipal trade tax of 16.35% (in 2021 – 16.35%, in 2020—16.35%,).

For the Group’s subsidiaries, VIA LLC (USA) a tax rate of 23.75% (2021: 23.75%; 2020: 23.75%), for VIA Suzhou (China) a tax rate of 25.0% in 2022, 2021 and 2020, for VTS (Japan) a tax rate of 34.26% (2021: 34.1%, 2020:

34.1%) and for VIA Germaneers, a tax rate of 28.7% (2021: 28.7%) is applicable. For VIA Taiwan the tax rate applicable in 2022 is 20% (2021: 20%; 2020: 20%). The tax rate for VIA Philippines is 30% in 2022.

22.2Effective tax rate

The company’s applicable tax rate is 32.17% (2021: 32.17%), being the applicable income tax rate of VIA AG. The reconciliation of the Group’s statutory tax rate to its effective tax rate is as follows:

		2021
in EUR	2022	Restated*	2020
Loss before tax	(8,732,829)	(11,051,112)	(2,937,410)
Tax under domestic (German) tax rate	2,809,351	3,555,143	944,965
Effect of tax rate in foreign jurisdictions	580,502	(121,803)	423,177
Tax effect of:
Changes in domestic tax rate	—	—	—
Non‑deductible expenses	(141,574)	(226,612)	(128,603)
Current‑year losses for which no deferred tax asset is recognized	(6,338,135)	(4,824,168)	(2,599,849)
Write off (reversal) of deferred tax assets for tax losses carried forward or deductible temporary differences	1,210,337	515,300	(572,321)
Withholding taxes	(136,314)	(142,394)	(126,455)
Permanent differences	(175,802)	—	—
Income tax for prior years	(6,410)	—	(72,671)
Deferred tax prior years	11,408	33,080	—
Others	33,049	(5,454)	9,925
Income tax expense	(2,153,588)	(1,216,908)	(1,976,490)
Effective tax rate	24.66%	11.82%	67.29%

* Certain amounts for 2021 have been restated

22.3Deferred Taxes

The components of deferred tax balances are as follows:

	2022		2021
	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax
in EUR	Assets	Liabilities	Assets	Liabilities
Non‑current assets
Intangible assets	226,745	(19,953)	199,402	(122,157)
Property and equipment	—	(2,417,668)	15,051	(3,165,137)
Other financial assets	—	—	—	—
Current assets
Inventories	1,395,529	(19,571)	904,425	—
Trade accounts receivables	12,298	(63,244)	61,177	(49,201)
Other current assets	—	(1,736,912)	142,464	(1,629,005)
Cash and cash equivalents	6,402	—	6,402	(94,947)
Non‑current liabilities
Loans	—	—	—	—
Provisions	7,388	—	48,996	—
Other financial liabilities	36,785	—	—	—
Lease liabilities	1,776,110	—	2,511,560	—
Current liabilities
Loans	—	—	—	—
Trade accounts payable	—	—	501,913	—
Provisions	9,344	(66,401)	186,113	—
Lease liabilities	583,809	—	672,520	(1,900)
Other financial liabilities	266,167	—	553,922	—
Other non‑financial liabilities	212,244	—	146,835	(25,490)
Losses carried forward	373,696	—	101,070	—
Deferred Taxes before netting	4,906,517	(4,323,749)	6,051,852	(5,087,835)
Netting	(4,266,018)	4,266,018	(5,084,054)	5,084,054
Deferred Taxes netted	640,499	(57,731)	967,799	(3,781)

Deferred tax assets are recognized on unused tax losses to the extent that it is probable that taxable profits will be available in the future against which the unused tax losses can be utilized. In this regard, management exercises judgment as to the expected timing and the amount of the taxable profits and measures deferred tax assets on unused tax losses accordingly.

Due to continuing losses, in 2022 the Company determined that the recoverability of the deferred tax assets for VIA optronics AG, VIA optronics GmbH and VIA LLC, in excess of recoverable deferred tax liabilities, was not deemed probable. Therefore, deferred taxes of TEUR 5,208 for current year tax losses of VIA optronics GmbH and VIA optronics AG were not recognized. Furthermore, for deductible temporary differences of TEUR 1,098 for VIA LLC no deferred tax asset in the amount of TEUR 261 was recognized.

For VIA VTS, recoverability of the deferred tax assets for current year losses and temporary differences was determined recoverable to the extent, that deferred tax assets were recognized in the amount of TEUR 555, of which EUR 184 thousand related to current year losses and EUR 371 thousand related to temporary differences. Deferred tax assets in the amount of TEUR 941 on current year losses were not recognized because the recoverability was not deemed probable. Tax loss carryforwards in Japan will expire by 31 December 2032 at the latest if not utilized.

In Germany, the Group has accumulated corporate income tax losses carried forward of TEUR 64,147 (2021: TEUR 46,469) and trade tax losses carried forward of TEUR 62,985 (2021: TEUR 45,634), no deferred tax asset was recognized for TEUR 64,053 (corporate income tax) respectively TEUR 62,889 (trade tax). German corporate income tax and trade tax losses carried forward do not expire in the future.

In the United States, the Group has accumulated tax losses carried forward of TEUR 1,088 (2021: TEUR 2,517). For TEUR 258 (2021: TEUR 598), no deferred tax asset was recognized. Carry forward of tax losses from VIA

LLC until 2017 of TEUR 1,088 are limited to a carryforward-period of 20 years but can be fully offset against taxable profits in the future. Tax losses incurred since 2018 can only be offset against 80% of taxable profits in the future but are not subject to any time restrictions.

Deferred taxes charged to equity in 2022 were TEUR 44 (2021: TEUR 5). Deferred taxes charged to equity result from the foreign currency reserve adjustment. In 2018, a deferred tax liability of TEUR 2,857 was initially recognized as a result of the acquisition of the shares in VTS.

Deferred tax liabilities relating to outside based differences in the amount of TEUR 361 (2021: TEUR 296) are not recognized. The outside basis differences, which are indefinitely reinvested, amount to TEUR 1,125 (2021: TEUR 921).